INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 5,841	$ 2,276	$ 1,512
Non-Current Assets	50,467	34,304	27,965
Total assets	56,308	36,580	29,477
Current Liabilities	5,439	2,417	1,564
Non-Current Liabilities	28,692	19,495	14,439
Total liabilities	34,131	21,912	$ 16,003
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	3,189	2,539
Non-Current Assets	42,291	30,504
Total assets	45,480	33,043
Current Liabilities	3,964	2,900
Non-Current Liabilities	21,573	13,670
Total liabilities	25,537	16,570
Total Net Assets	19,943	16,473
Attributable to Other Ownership Interests	14,976	11,882
Attributable to Partnership's Share	4,967	4,591
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	870	289
Non-Current Assets	6,499	2,227
Total assets	7,369	2,516
Current Liabilities	686	325
Non-Current Liabilities	4,152	1,391
Total liabilities	4,838	1,716
Total Net Assets	2,531	800
Attributable to Other Ownership Interests	2,286	708
Attributable to Partnership's Share	245	92
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,233	1,520
Non-Current Assets	18,327	15,892
Total assets	19,560	17,412
Current Liabilities	1,948	1,876
Non-Current Liabilities	8,444	6,447
Total liabilities	10,392	8,323
Total Net Assets	9,168	9,089
Attributable to Other Ownership Interests	6,770	6,592
Attributable to Partnership's Share	2,398	2,497
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	166	178
Non-Current Assets	5,696	5,307
Total assets	5,862	5,485
Current Liabilities	275	162
Non-Current Liabilities	4,013	2,875
Total liabilities	4,288	3,037
Total Net Assets	1,574	2,448
Attributable to Other Ownership Interests	307	1,265
Attributable to Partnership's Share	1,267	1,183
Data Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	912	447
Non-Current Assets	11,636	6,692
Total assets	12,548	7,139
Current Liabilities	1,042	438
Non-Current Liabilities	4,908	2,902
Total liabilities	5,950	3,340
Total Net Assets	6,598	3,799
Attributable to Other Ownership Interests	5,569	3,089
Attributable to Partnership's Share	1,029	710
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	8	105
Non-Current Assets	133	386
Total assets	141	491
Current Liabilities	13	99
Non-Current Liabilities	56	55
Total liabilities	69	154
Total Net Assets	72	337
Attributable to Other Ownership Interests	44	228
Attributable to Partnership's Share	$ 28	$ 109
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Bottom of range | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Bottom of range | Data Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	21.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%
Top of range | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%
Top of range | Data Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	29.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%